Exploration for and evaluation of oil and natural gas resources (Tables)	12 Months Ended
Dec. 31, 2019
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed information about exploration and evaluation assets

			$ million
	2019	2018	2017
Exploration and evaluation costs
Exploration expenditure written off[a]	631	1,085	1,603
Other exploration costs	333	360	477
Exploration expense for the year	964	1,445	2,080
Impairment losses	2	137	—
Intangible assets – exploration and appraisal expenditure[b]	14,091	15,989	17,026
Liabilities	73	60	82
Net assets	14,018	15,929	16,944
Cash used in operating activities	333	360	477
Cash used in investing activities	1,215	1,119	1,901
[a] 2018 includes $447 million in the deepwater Gulf of Mexico principally relating to licence expiries. 2017 included write-offs in Angola of $574 million in relation to licence relinquishment and Egypt of $208 million following a determination that no commercial hydrocarbons had been found. 2017 also included a $145-million write-off in relation to the value ascribed to certain licences in the deepwater Gulf of Mexico as part of the accounting for the acquisition of upstream assets from Devon Energy in 2011. For further information see Upstream – Exploration on page 53.
[b] 2019 includes approximately $2.5 billion relating to Canadian oil sands. See Note 1 for further information.

Summary of exploration for an evaluation of oil and natural gas resources
The carrying amount, by location, of exploration and appraisal expenditure capitalized as intangible assets at 31 December 2019 is shown in the table below.

Carrying amount	Location
$1 - 2 billion	Angola; Egypt; Middle East
$2 - 3 billion	US - Gulf of Mexico; Canada; Brazil

						$ million
			2019			2018
	Exploration and appraisal expenditure[a]	Other intangibles	Total	Exploration and appraisal expenditure[a]	Other intangibles	Total
Cost
At 1 January	17,053	4,504	21,557	17,886	4,488	22,374
Exchange adjustments	—	2	2	—	(128)	(128)
Acquisitions	—	35	35	—	25	25
Additions	1,268	457	1,725	1,095	318	1,413
Transfers to property, plant and equipment	(1,885)	—	(1,885)	(901)	—	(901)
Reclassified as assets held for sale	(671)	—	(671)	—	—	—
Deletions	(459)	(98)	(557)	(1,027)	(199)	(1,226)
At 31 December	15,306	4,900	20,206	17,053	4,504	21,557
Amortization
At 1 January	1,064	3,209	4,273	860	3,159	4,019
Exchange adjustments	—	4	4	—	(77)	(77)
Charge for the year	631	331	962	1,085	326	1,411
Impairment losses	2	2	4	137	—	137
Reclassified as assets held for sale	(61)	—	(61)	—	—	—
Deletions	(421)	(94)	(515)	(1,018)	(199)	(1,217)
At 31 December	1,215	3,452	4,667	1,064	3,209	4,273
Net book amount at 31 December	14,091	1,448	15,539	15,989	1,295	17,284
Net book amount at 1 January	15,989	1,295	17,284	17,026	1,329	18,355
[a] For further information see Intangible assets within Note 1 and Note 8.